Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

4.Cash and cash equivalents

Cash and cash equivalents represent cash at bank and demand deposits placed with banks which have original maturities of three months or less and are readily convertible to known amount of cash. The balance of cash and cash equivalents as of December 31, 2024 and 2025 primarily consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Short‑term bank deposits with initial terms within three months	337,855	780,197
Cash at bank	5,255,637	4,586,942
Cash and cash equivalents	5,593,492	5,367,139